RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Duration of the defined benefit obligation	19	20
Not later than twelve months [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	£ 1,174	£ 1,639
Later than one year and not later than two years [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	1,235	1,180
Later than two years and not later than five years [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	4,089	3,971
Later than five years and not later than ten years [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	8,082	8,030
Later than ten years and not later than fifteen years [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	9,360	9,453
Later than fifteen years and not later than twenty five years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	19,044	20,268
Later than twenty five years and not later than thirty five years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	16,735	18,831
Later than thirty five years and not later than forty five years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	11,156	13,589
Later than forty five years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations and Distribution and Timing of Benefit Payments [Line Items]
Benefits expected to be paid	£ 5,219	£ 7,809